Changes in Liabilities Attributable to Financing Activities - Summary of Changes in Liabilities Attributable to Financing Activities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Non-cash flows:
Change in fair value recognized in consolidated statement of other comprehensive loss	$ (16,355)